CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents		¥ 1,579,743	$ 227,530	¥ 928,934
Short-term deposits		3,751,519	540,331	1,894,946
Restricted short-term deposits		0	0	389,221
Accounts receivable, net		169,571	24,423	132,353
Inventory		2,266	326	14,385
Amounts due from related parties		135,245	19,479	5,297
Prepayments and other current assets		224,732	32,369	147,823
Total current assets		5,863,076	844,458	3,512,959
Non-current assets
Deferred tax assets		117,811	16,969	120,284
Investments		918,602	132,306	567,557
Property and equipment, net		838,750	120,805	843,449
Land use right, net		1,872,394	269,681	0
Intangible assets, net		58,926	8,487	146,437
Goodwill		14,300	2,060	151,638
Other non-current assets		101,933	14,681	1,960,430
Total non-current assets		3,922,716	564,989	3,789,795
Total assets		9,785,792	1,409,447	7,302,754
Current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2015 and 2016, respectively)	[1]	2,768,469	398,742	0
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB108,500 and RMB117,917 as of December 31, 2015 and 2016, respectively)		137,107	19,748	129,819
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB385,300 and RMB429,883 as of December 31, 2015 and 2016, respectively)		430,683	62,031	385,300
Advances from customers (including advances from customers of the consolidated variable interest entity without recourse to the Company of RMB 45,189 and RMB56,108 as of December 31, 2015 and 2016, respectively)		56,152	8,088	55,086
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB80,978 and RMB112,779 as of December 31, 2015 and 2016, respectively)		140,754	20,273	107,403
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB579,760 and RMB988,911 as of December 31, 2015 and 2016, respectively)		1,066,038	153,541	681,889
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB23,684 and RMB91,245 as of December 31, 2015 and 2016, respectively)		91,245	13,142	24,917
Total current liabilities		4,690,448	675,565	1,384,414
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2015 and 2016, respectively)	[2]	0	0	2,572,119
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB20,752 and RMB19,125 as of December 31, 2015 and 2016, respectively)		25,459	3,667	20,752
Deferred tax liabilities (including deferred tax liabilities of the consolidated variable interest entity without recourse to the Company of RMB12,592 and RMB4,777 as of December 31, 2015 and 2016, respectively)		8,058	1,161	16,817
Total non-current liabilities		33,517	4,828	2,609,688
Total liabilities		4,723,965	680,393	3,994,102
Commitments and contingencies
Mezzanine equity		9,272	1,335	61,833
Shareholders' equity
Additional paid-in capital		2,165,766	311,935	2,011,799
Statutory reserves		58,857	8,477	56,507
Retained earnings		2,728,736	393,020	1,207,168
Accumulated other comprehensive (loss)/income		93,066	13,404	(36,385)
Total YY Inc.'s shareholders' equity		5,046,495	726,846	3,239,159
Non-controlling interests		6,060	873	7,660
Total shareholders' equity		5,052,555	727,719	3,246,819
Total liabilities, mezzanine equity and shareholders' equity		9,785,792	1,409,447	7,302,754
Class A common shares [Member]
Shareholders' equity
Common shares		44	6	43
Class B common shares [Member]
Shareholders' equity
Common shares		¥ 26	$ 4	¥ 27

[1]	Convertible bonds classified in current liabilities represent Convertible Senior Notes which may be redeemed within one year.
[2]	Effectively January 2016, ASU 2015-3 issued by FASB requires entities to present the issuance costs of bonds in the balance sheet as a direct deduction from the related bonds rather than assets. Accordingly, the Company retrospectively reclassified RMB25.3 million of issuance cost of bonds from other non-current assets into convertible bonds as of December 31, 2015.